Consolidated statement of profit or loss and other comprehensive income - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue	$ 2,702,276	$ 5,854,424	$ 8,054,528	$ 6,101,155
Product manufacturing and operating costs	(1,319,682)	(1,770,517)	(2,817,269)	(1,724,625)
Administrative and other expenses	(11,481,647)	(19,919,292)	(18,863,896)	(12,591,709)
Depreciation and amortization expenses	(2,572,019)	(4,568,969)	(4,740,135)	(4,214,617)
Loss on equity investment securities at fair value through profit or loss		(15,308,187)		(8,113,657)
Research and development costs	(2,020,656)	(4,849,571)	(5,750,574)	(5,102,824)
Nasdaq listing related expenses				(4,226,062)
Share based compensation	(5,354,429)	(5,523,560)	(5,621,959)	(14,530,749)
Employee benefits expense	(8,549,850)	(23,632,917)	(20,339,880)	(12,736,589)
Borrowing costs	(943,421)	(3,566,998)	(2,864,102)	(1,512,548)
Foreign currency (loss) gain	1,360,308	(1,175,500)	1,359,857	5,195,798
(Loss)/gain on fair value of derivative financial instruments		(4,536,546)	1,525,320
Other income, net	315,106	4,273,179	3,609,900	1,596,120
Loss before income tax (expense) benefit	(27,864,014)	(74,724,454)	(46,448,210)	(51,860,307)
Income tax (expense) benefit		(97,687)	199,949
Net loss	(27,864,014)	(74,822,141)	(46,248,261)	(51,860,307)
Other comprehensive loss, net of tax
Foreign currency translation of foreign operations	(2,445,538)	(3,815,336)	(1,489,976)	(17,751,688)
Total comprehensive loss	$ (30,309,552)	$ (78,637,477)	$ (47,738,237)	$ (69,611,995)
Net loss per share attributable to the ordinary equity holders - basic	$ (0.06)	$ (0.15)	$ (0.09)	$ (0.11)
Net loss per share attributable to the ordinary equity holders - diluted	$ (0.06)	$ (0.15)	$ (0.09)	$ (0.11)
Weighted average shares outstanding - basic	486,616,365	496,862,010	487,474,460	464,437,628
Weighted average shares outstanding - diluted	486,616,365	496,862,010	487,474,460	464,437,628